Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases
Schedule of right-of-use assets

EURm	Buildings	Other	Total
Acquisition cost as of January 1, 2019	898	77	975
Net additions(1)	150	44	194
Acquisition cost as of December 31, 2019	1 048	121	1 169
Accumulated depreciation as of January 1, 2019	–	–	–
Impairment charges	(32)	–	(32)
Depreciation	(177)	(48)	(225)
Accumulated depreciation as of December 31, 2019	(209)	(48)	(257)
Net book value as of January 1, 2019	898	77	975
Net book value as of December 31, 2019	839	73	912
Acquisition cost as of January 1, 2020	1 048	121	1 169
Net additions(1)	89	59	148
Retirements	(31)	–	(31)
Acquisition cost as of December 31, 2020	1 106	180	1 286
Accumulated depreciation as of January 1, 2020	(209)	(48)	(257)
Impairment charges	(32)	–	(32)
Retirements	31	–	31
Depreciation	(176)	(47)	(223)
Accumulated depreciation as of December 31, 2020	(386)	(95)	(481)
Net book value as of January 1, 2020	839	73	912
Net book value as of December 31, 2020	720	85	805

(1)    Net additions comprise new lease contracts as well as modifications and remeasurements of existing lease contracts.

Schedule of amounts recognized in statements

Amounts recognized in the income statement

EURm	2020	2019
Depreciation expense of right-of-use assets	(223)	(225)
Expenses relating to short-term leases	(22)	(26)
Interest expense on lease liabilities	(25)	(28)
Income from subleasing leasehold and freehold properties(1)	4	9
Gains arising from sale and leaseback transactions	–	9
Total recognized in the income statement(2)	(266)	(261)

(1)   Sublease income comprises rent income from operating subleases and financial income on the net investment in the lease related to finance subleases.

(2)   Total recognized in the income statement excludes impairment of right-of-use assets, which is presented in Note 17, Impairment, and deferred taxes discussed in Note 12, Income taxes.

Amounts reported in the statement of cash flows

EURm	2020	2019
Payment of principal portion of lease liabilities	(234)	(221)
Interest portion of lease liabilities	(25)	(28)
Total cash outflow for leases	(259)	(249)